Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of composition of assets grouped by major classification
	December 31,
	2021	2020

Cost:
Computers and electronic equipment	$4,235	$3,806
Office furniture and equipment	404	392
Leasehold improvements	297	277

	4,936	4,475
Accumulated depreciation:
Computers and electronic equipment	3,399	2,945
Office furniture and equipment	179	151
Leasehold improvements	98	68

	3,676	3,164

	$1,260	$1,311